Financial Risk Management and Policies (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Bank overdraft				$ 3,745,048
Term loans (including accrued interest)		91,995,519		95,702,779
Lease liability		225,749,199		228,062,523
Derivative financial instruments	$ 1,338,491	1,518,249	$ 1,518,249	1,190,073
Accounts payable, accruals and other payables (excluding accrued interest)		57,819,739		8,093,107
Total		377,082,706		336,793,530
On demand [Member]
Statement Line Items [Line Items]
Bank overdraft				3,745,048
Term loans (including accrued interest)				95,702,779
Lease liability
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total				99,447,827
Less than 3 months [Member]
Statement Line Items [Line Items]
Bank overdraft
Term loans (including accrued interest)		8,101,006
Lease liability		2,359,590		2,313,323
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)		26,350,143		2,120,877
Total		36,810,739		4,434,200
3 months to 1 year [Member]
Statement Line Items [Line Items]
Bank overdraft
Term loans (including accrued interest)		9,178,414
Lease liability
Derivative financial instruments		1,518,249		1,190,073
Accounts payable, accruals and other payables (excluding accrued interest)		31,469,596		5,972,230
Total		42,166,259		7,162,303
1 to 5 years [Member]
Statement Line Items [Line Items]
Bank overdraft
Term loans (including accrued interest)		34,165,752
Lease liability		9,919,810		9,725,304
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total		44,085,562		9,725,304
Later than 5 years [Member]
Statement Line Items [Line Items]
Bank overdraft
Term loans (including accrued interest)		40,550,347
Lease liability		213,469,799		216,023,896
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest)
Total		$ 254,020,146		$ 216,023,896